RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of restatement of previously issued balance sheet (Parentheticals) (Details) - CIK000178115 Alussa Energy Acquisition Corp - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 29, 2019
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued balance sheet (Parentheticals) [Line Items]
Ordinary shares subject to possible redemption	20,403,682	23,470,955	24,391,533
Class A Ordinary Shares
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued balance sheet (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	8,346,318	5,279,045	4,358,467
Ordinary shares, shares outstanding	8,346,318	5,279,045	4,358,467
As Restated [Member] | Class A Ordinary Shares
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued balance sheet (Parentheticals) [Line Items]
Ordinary shares subject to possible redemption		23,470,955	24,391,533	21,223,969
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		200,000,000	200,000,000	200,000,000
Ordinary shares, shares outstanding		5,279,045	4,358,467	3,776,031